SUPPLEMENTARY DATA ON SELECTED STATEMENTS OF INCOME (Change in Allowance for Doubtful Accounts) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Supplemental Income Statement Elements [Abstract]
Allowance for Doubtful Accounts Receivable	$ 0	$ 44